[EATON VANCE-R- MANAGED INVESTMENTS LOGO]
[GRAPHIC]
SEMIANNUAL REPORT APRIL 30, 2002
[GRAPHIC]
EATON VANCE
TAX-MANAGED
SMALL-CAP
VALUE
FUND
[GRAPHIC]

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND as of April 30, 2002

INVESTMENT UPDATE

[PHOTO OF GEORGE PIERIDES]
George Pierides
Fox Asset Management
Portfolio Manager

INVESTMENT ENVIRONMENT

- Small-cap stocks have turned in an impressive performance in the Fund's first months of operation, benefiting from continued investor recognition of their lower relative valuations compared to large-cap stocks. Value stocks have become increasingly attractive for investors uncertain over the economy, the outlook for corporate profits, as well as lingering accounting issues.

- The Fund focuses on companies with leading products and services, above-average earnings growth and low price-earnings multiples. Small companies can often respond more quickly to an improving economy than their large-cap counterparts.

- The Fund pursues a variety of tax-managed strategies designed to avoid taxable distributions. This tax-managed approach allows investors to participate more fully in the growth of small companies while avoiding the tax events that can dramatically reduce returns.

THE FUND

- The Fund's Class A shares had a total return of 8.60% during the period from inception on March 4, 2002 through April 30, 2002.(1) This return resulted from an increase in net asset value (NAV) per share to $10.86 on April 30, 2002 from $10.00 on March 4, 2002.

- The Fund's Class B shares had a total return of 8.50% during the period from inception on March 4, 2002 through April 30, 2002.(1) This return resulted from an increase in net asset value (NAV) per share to $10.85 on April 30, 2002 from $10.00 on March 4, 2002.

- The Fund's Class C shares had a total return of 8.50% during the period from inception on March 4, 2002 through April 30, 2002.(1) This return resulted from an increase in net asset value (NAV) per share to $10.85 on April 30, 2002 from $10.00 on March 4, 2002.

     MANAGEMENT DISCUSSION

- The Portfolio's investments spanned a broad range of the economy, including cyclical as well as defensive areas. The Portfolio's largest sector weightings at April 30, 2002 were oil and gas equipment and services, oil and gas production and chemicals. At April 30, some of the Portfolio's holdings included:

- Church & Dwight Co., Inc. was the Portfolio's largest holding at April 30, 2002. The company sells sodium bicarbonate-based products under the popular brand Arm & Hammer, and has expanded its consumer product line in recent years to include cleansers, deodorants and pet care products. In a weak economy, Church & Dwight enjoyed 23% earnings growth in the first quarter of 2002.

- Teleflex, Inc. manufactures precision control devices for a wide variety of applications, including automotive, aerospace, commercial and medical uses. The company has generated impressive revenue growth on the strength of its core businesses and successful acquisitions in the commercial and aerospace areas.

- Outback Steakhouse, Inc. operates more than 700 Outback restaurants in the U.S. and abroad. A beneficiary of a consumer trend toward "comfort food," Outback saw revenues rise 11% in the first quarter of 2002, while adding new stores as part of a continuing expansion strategy.

- Aptar Group, Inc. is a manufacturer of dispensing systems with manufacturing facilities in the U.S., Asia, Europe and South America. The company's spray pumps are used in perfumes, food products and cleansers. Aptar also produces aerosol valves for consumer products, as well as metered-dosage valves for medical applications.

- A smaller holding, Newfield Exploration Co., is an independent energy exploration and production company. Amid volatile energy prices, Newfield has continued to build its proven oil and gas reserves. While the Gulf of Mexico remains Newfield's major focus, the company has also embarked on new explorations in China and Australia.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

--------------------------------------------------------------------------------

FUND INFORMATION
AS OF APRIL 30, 2002

Performance(2)                                                       Class A     Class B      Class C
-------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------------------------------
Life of Fund+                                                         8.60%       8.50%       8.50%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------------------------------
Life of Fund+                                                         2.36%       3.50%       7.50%

+ Inception dates: Class A: 3/4/02; Class B: 3/4/02; Class C: 3/4/022

TEN LARGEST HOLDINGS(3) BY TOTAL NET ASSETS
--------------------------------------------------------------
Church & Dwight Co., Inc.                              3.6%
Bel Fuse, Inc.                                         3.5
Teleflex, Inc.                                         3.2
Belden, Inc.                                           3.2
Arkansas Best Corp.                                    3.2
Outback Steakhouse, Inc.                               3.0
CLARCOR, Inc.                                          2.9
Protective Life Corp.                                  2.9
Aptar Group, Inc.                                      2.7
JAKKS Pacific, Inc.                                    2.6

(1)These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year;
   1%-6th year; for Class C, return reflects 1% CDSC. (3)Based on market value. Ten largest holdings represent 30.8% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
--------------------------------------------------------------
Investment in Tax-Managed Small-Cap Value
   Portfolio, at value
   (identified cost, $2,312,787)                    $2,378,258
Receivable for Fund shares sold                         49,989
Receivable from affiliate                               25,125
Deferred offering costs                                 42,896
--------------------------------------------------------------
TOTAL ASSETS                                        $2,496,268
--------------------------------------------------------------
Liabilities
--------------------------------------------------------------
Payable to affiliate for distribution and service
   fees                                             $      337
Payable to affiliate for Trustees' fees                     39
Accrued expenses                                        56,057
--------------------------------------------------------------
TOTAL LIABILITIES                                   $   56,433
--------------------------------------------------------------
NET ASSETS                                          $2,439,835
--------------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------------
Paid-in capital                                     $2,375,713
Accumulated undistributed net realized gain from
   Portfolio (computed on the basis of identified
   cost)                                                   449
Accumulated net investment loss                         (1,798)
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)           65,471
--------------------------------------------------------------
TOTAL                                               $2,439,835
--------------------------------------------------------------
Class A Shares
--------------------------------------------------------------
NET ASSETS                                          $1,090,130
SHARES OUTSTANDING                                     100,345
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                         $    10.86
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $10.86)                $    11.52
--------------------------------------------------------------
Class B Shares
--------------------------------------------------------------
NET ASSETS                                          $  514,354
SHARES OUTSTANDING                                      47,386
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                         $    10.85
--------------------------------------------------------------
Class C Shares
--------------------------------------------------------------
NET ASSETS                                          $  835,351
SHARES OUTSTANDING                                      76,957
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                         $    10.85
--------------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
APRIL 30, 2002(1)
Investment Income
------------------------------------------------------------
Dividends allocated from Portfolio                  $  1,135
Interest allocated from Portfolio                        443
Expenses allocated from Portfolio                    (10,032)
------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                  $ (8,454)
------------------------------------------------------------

Expenses
------------------------------------------------------------
Administration fee                                  $    250
Trustees' fees and expenses                               39
Distribution and service fees
   Class A                                               267
   Class B                                               259
   Class C                                               345
Amortization of offering costs                         8,104
Legal and accounting services                          3,654
Printing and postage                                   3,551
Registration fees                                      1,000
Miscellaneous                                          1,000
------------------------------------------------------------
TOTAL EXPENSES                                      $ 18,469
------------------------------------------------------------
Deduct --
   Preliminary allocation of expenses allocated
      from Portfolio to affiliate                   $ 10,032
   Preliminary allocation of Fund expenses to
      affiliate                                       15,093
------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                            $ 25,125
------------------------------------------------------------
NET EXPENSES                                        $ (6,656)
------------------------------------------------------------

NET INVESTMENT LOSS                                 $ (1,798)
------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)  $    449
------------------------------------------------------------
NET REALIZED GAIN                                   $    449
------------------------------------------------------------
Change in unrealized appreciation (depreciation)
   --
   Investments (identified cost basis)              $ 65,471
------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                                   $ 65,471
------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                    $ 65,920
------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS          $ 64,122
------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to April 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                 PERIOD ENDED
IN NET ASSETS                                       APRIL 30, 2002(1)
---------------------------------------------------------------------
From operations --
   Net investment loss                              $          (1,798)
   Net realized gain                                              449
   Net change in unrealized appreciation
      (depreciation)                                           65,471
---------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS          $          64,122
---------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                       $       1,049,754
      Class B                                                 512,619
      Class C                                                 823,215
   Cost of shares redeemed
      Class A                                                  (4,675)
      Class B                                                  (5,000)
      Class C                                                    (200)
---------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE
   TRANSACTIONS                                     $       2,375,713
---------------------------------------------------------------------

NET INCREASE IN NET ASSETS                          $       2,439,835
---------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------
At beginning of period                              $              --
---------------------------------------------------------------------
AT END OF PERIOD                                    $       2,439,835
---------------------------------------------------------------------

Accumulated net investment
loss included in net assets
---------------------------------------------------------------------
AT END OF PERIOD                                    $          (1,798)
---------------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to April 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

FINANCIAL HIGHLIGHTS

                                       CLASS A
                                  -----------------
                                  PERIOD ENDED
                                  APRIL 30, 2002(1)
---------------------------------------------------
Net asset value -- Beginning
   of period                           $10.000
---------------------------------------------------

Income (loss) from operations
---------------------------------------------------
Net investment loss(2)                 $(0.013)
Net realized and unrealized
   gain                                  0.873
---------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.860
---------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.860
---------------------------------------------------

TOTAL RETURN(3)                           8.60%
---------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 1,090
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        1.75%(5)
   Net investment loss                   (0.79)%(5)
Portfolio Turnover of the
   Portfolio                                 1%
---------------------------------------------------
+  The operating expenses of the Fund and the
   Portfolio reflect an allocation of expenses to
   the Administrator. Had such action not been
   taken, the ratios and net investment loss per
   share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           16.79%(5)
   Net investment loss                  (15.83)%(5)
Net investment loss per share          $(0.260)
---------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to April 30, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

FINANCIAL HIGHLIGHTS

                                       CLASS B
                                  -----------------
                                  PERIOD ENDED
                                  APRIL 30, 2002(1)
---------------------------------------------------
Net asset value -- Beginning
   of period                           $10.000
---------------------------------------------------

Income (loss) from operations
---------------------------------------------------
Net investment loss(2)                 $(0.027)
Net realized and unrealized
   gain                                  0.877
---------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.850
---------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.850
---------------------------------------------------

TOTAL RETURN(3)                           8.50%
---------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------
Net assets, end of period
   (000's omitted)                     $   514
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        2.50%(5)
   Net investment loss                   (1.62)%(5)
Portfolio Turnover of the
   Portfolio                                 1%
---------------------------------------------------
+  The operating expenses of the Fund and the
   Portfolio reflect an allocation of expenses to
   the Administrator. Had such action not been
   taken, the ratios and net investment loss per
   share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           17.54%(5)
   Net investment loss                  (16.66)%(5)
Net investment loss per share          $(0.278)
---------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to April 30, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

FINANCIAL HIGHLIGHTS

                                       CLASS C
                                  -----------------
                                  PERIOD ENDED
                                  APRIL 30, 2002(1)
---------------------------------------------------
Net asset value -- Beginning
   of period                           $10.000
---------------------------------------------------

Income (loss) from operations
---------------------------------------------------
Net investment loss(2)                 $(0.026)
Net realized and unrealized
   gain                                  0.876
---------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.850
---------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.850
---------------------------------------------------

TOTAL RETURN(3)                           8.50%
---------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------
Net assets, end of period
   (000's omitted)                     $   835
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        2.50%(5)
   Net investment loss                   (1.54)%(5)
Portfolio Turnover of the
   Portfolio                                 1%
---------------------------------------------------
+  The operating expenses of the Fund and the
   Portfolio reflect an allocation of expenses to
   the Administrator. Had such action not been
   taken, the ratios and net investment loss per
   share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           17.54%(5)
   Net investment loss                  (16.58)%(5)
Net investment loss per share          $(0.280)
---------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to April 30, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Small-Cap Value Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (54.0% at April 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

 D Deferred Offering Costs -- Costs incurred by the Fund in connection with its offering are being amortized over one year.

 E Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund, or at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              PERIOD ENDED
    CLASS A                                   APRIL 30, 2002(1)
    --------------------------------------------------------------
    Sales                                                  100,778
    Redemptions                                               (433)
    --------------------------------------------------------------
    NET INCREASE                                           100,345
    --------------------------------------------------------------

                                              PERIOD ENDED
    CLASS B                                   APRIL 30, 2002(1)
    --------------------------------------------------------------
    Sales                                                   47,843
    Redemptions                                               (457)
    --------------------------------------------------------------
    NET INCREASE                                            47,386
    --------------------------------------------------------------

                                              PERIOD ENDED
    CLASS C                                   APRIL 30, 2002(1)
    --------------------------------------------------------------
    Sales                                                   76,975
    Redemptions                                                (18)
    --------------------------------------------------------------
    NET INCREASE                                            76,957
    --------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002 to April 30, 2002.

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the period from the start of business, March 4, 2002 to April 30, 2002, the administration fee amounted to $250. To reduce the net investment loss of the Fund, EVM was allocated $25,125 of the Portfolio's and Fund's operating expenses for the period from the start of business, March 4, 2002 to April 30, 2002. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, March 4, 2002 to April 30, 2002, no significant amounts have been deferred.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,591 as its portion of the sales charge on sales of Class A shares for the period from the start of business, March 4, 2002 to April 30, 2002.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $194 and $259 for Class B and Class C shares, respectively, to or payable to EVD for the period from the start of business, March 4, 2002 to April 30, 2002, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $21,000, and $39,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the period from the start of business, March 4, 2002 to April 30, 2002 amounted to $267, $65, and $86 for Class A, Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM, its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC charges assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD did not receive any CDSC paid by shareholders for Class B shares and Class C shares for the period from the start of business, March 4, 2002 to April 30, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $2,335,599 and $14,808, respectively, for the period from the start of business, March 4, 2002 to April 30, 2002.

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 81.2%

SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Auto Related -- 2.6%
------------------------------------------------------------
BorgWarner, Inc.                           1,800  $  112,464
------------------------------------------------------------
                                                  $  112,464
------------------------------------------------------------
Cement -- 1.6%
------------------------------------------------------------
Lafarge North America, Inc.                1,600  $   70,048
------------------------------------------------------------
                                                  $   70,048
------------------------------------------------------------
Chemical -- 2.0%
------------------------------------------------------------
RPM, Inc.                                  5,300  $   89,835
------------------------------------------------------------
                                                  $   89,835
------------------------------------------------------------
Computer / Communications Related -- 3.7%
------------------------------------------------------------
Actel Corp.(1)                             2,900  $   70,470
Veeco Instruments, Inc.(1)                 3,100      91,853
------------------------------------------------------------
                                                  $  162,323
------------------------------------------------------------
Construction / Engineering -- 4.7%
------------------------------------------------------------
Granite Construction, Inc.                 4,700  $  108,617
Insituform Technologies, Inc.(1)           4,000      99,400
------------------------------------------------------------
                                                  $  208,017
------------------------------------------------------------
Electrical Equipment -- 6.9%
------------------------------------------------------------
Baldor Electric Co.                        2,800  $   66,360
Belden, Inc.                               5,900     141,246
Cable Design Technologies Corp.(1)         7,800      98,046
------------------------------------------------------------
                                                  $  305,652
------------------------------------------------------------
Electronics -- 5.1%
------------------------------------------------------------
Bel Fuse, Inc.                             5,700  $  152,988
Technitrol, Inc.                           2,900      73,660
------------------------------------------------------------
                                                  $  226,648
------------------------------------------------------------
Energy / Non-Oil -- 8.8%
------------------------------------------------------------
Newfield Exploration Co.(1)                2,700  $  102,195
NUI Corp.                                  4,000     107,200
Piedmont Natural Gas Co., Inc.             2,300      85,675
SECURITY                                  SHARES  VALUE
------------------------------------------------------------

Energy / Non-Oil (continued)
------------------------------------------------------------
Questar Corp.                              3,300  $   92,070
------------------------------------------------------------
                                                  $  387,140
------------------------------------------------------------
Energy / Oil -- 3.5%
------------------------------------------------------------
Vintage Petroleum, Inc.                    3,300  $   45,540
XTO Energy, Inc.                           5,400     110,160
------------------------------------------------------------
                                                  $  155,700
------------------------------------------------------------
Food Wholesalers / Retailers -- 0.6%
------------------------------------------------------------
SUPERVALU, Inc.                              900  $   27,000
------------------------------------------------------------
                                                  $   27,000
------------------------------------------------------------
Household Products -- 5.6%
------------------------------------------------------------
Church & Dwight Co., Inc.                  5,500  $  157,300
Libbey, Inc.                               2,300      89,930
------------------------------------------------------------
                                                  $  247,230
------------------------------------------------------------
Industrial Products -- 6.1%
------------------------------------------------------------
CLARCOR, Inc.                              4,000  $  129,200
Teleflex, Inc.                             2,500     141,275
------------------------------------------------------------
                                                  $  270,475
------------------------------------------------------------
Insurance -- 2.9%
------------------------------------------------------------
Protective Life Corp.                      4,000  $  127,440
------------------------------------------------------------
                                                  $  127,440
------------------------------------------------------------
Medical Services / Supplies -- 6.9%
------------------------------------------------------------
Cambrex Corp.                              2,000  $   82,180
DENTSPLY International, Inc.               1,200      47,604
PolyMedica Corp.(1)                        2,400      93,504
West Pharmaceutical Services, Inc.         2,800      78,400
------------------------------------------------------------
                                                  $  301,688
------------------------------------------------------------
Packaging -- 2.7%
------------------------------------------------------------
AptarGroup, Inc.                           3,200  $  118,880
------------------------------------------------------------
                                                  $  118,880
------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Precision Instruments -- 0.8%
------------------------------------------------------------
Excel Technology, Inc.(1)                  1,400  $   35,966
------------------------------------------------------------
                                                  $   35,966
------------------------------------------------------------
Restaurant -- 5.0%
------------------------------------------------------------
Applebee's International, Inc.             2,200  $   85,888
Outback Steakhouse, Inc.(1)                3,800     133,266
------------------------------------------------------------
                                                  $  219,154
------------------------------------------------------------
Retailing -- 4.6%
------------------------------------------------------------
Claire's Stores, Inc.                      4,000  $   86,320
Footstar, Inc.(1)                          3,200      94,368
ShopKo Stores, Inc.(1)                     1,000      20,830
------------------------------------------------------------
                                                  $  201,518
------------------------------------------------------------
Toy -- 2.6%
------------------------------------------------------------
JAKKS Pacific, Inc.(1)                     5,900  $  113,693
------------------------------------------------------------
                                                  $  113,693
------------------------------------------------------------
Transportation -- 4.5%
------------------------------------------------------------
Arkansas Best Corp.(1)                     5,800  $  140,070
Roadway Corp.                              1,900      57,950
------------------------------------------------------------
                                                  $  198,020
------------------------------------------------------------
Total Common Stocks
   (identified cost $3,481,793)                   $3,578,891
------------------------------------------------------------
Total Investments -- 81.2%
   (identified cost $3,481,793)                   $3,578,891
------------------------------------------------------------
Other Assets, Less Liabilities -- 18.8%           $  825,978
------------------------------------------------------------
Net Assets -- 100.0%                              $4,404,869
------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
--------------------------------------------------------------
Investments, at value (identified cost,
   $3,481,793)                                      $3,578,891
Cash                                                 1,287,327
Dividends and interest receivable                        1,703
--------------------------------------------------------------
TOTAL ASSETS                                        $4,867,921
--------------------------------------------------------------

Liabilities
--------------------------------------------------------------
Payable for investments purchased                   $  450,271
Payable to affiliate for Trustees' fees                    318
Accrued expenses                                        12,463
--------------------------------------------------------------
TOTAL LIABILITIES                                   $  463,052
--------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN
   PORTFOLIO                                        $4,404,869
--------------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------------
Net proceeds from capital contributions and
   withdrawals                                      $4,307,771
Net unrealized appreciation (computed on the basis
   of identified cost)                                  97,098
--------------------------------------------------------------
TOTAL                                               $4,404,869
--------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
APRIL 30, 2002(1)
Investment Income
------------------------------------------------------------
Dividends                                           $  1,894
Interest                                                 764
------------------------------------------------------------
TOTAL INVESTMENT INCOME                             $  2,658
------------------------------------------------------------

Expenses
------------------------------------------------------------
Investment adviser fee                              $  2,901
Trustees' fees and expenses                              318
Custodian fee                                          7,634
Legal and accounting services                          5,690
Miscellaneous                                          1,000
------------------------------------------------------------
TOTAL EXPENSES                                      $ 17,543
------------------------------------------------------------

NET INVESTMENT LOSS                                 $(14,885)
------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)  $    829
------------------------------------------------------------
NET REALIZED GAIN                                   $    829
------------------------------------------------------------
Change in unrealized appreciation (depreciation)
   --
   Investments (identified cost basis)              $ 97,098
------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                                   $ 97,098
------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                    $ 97,927
------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS          $ 83,042
------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2002 to April 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                 PERIOD ENDED
IN NET ASSETS                                       APRIL 30, 2002(1)
---------------------------------------------------------------------
From operations --
   Net investment loss                              $         (14,885)
   Net realized gain                                              829
   Net change in unrealized appreciation
      (depreciation)                                           97,098
---------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS          $          83,042
---------------------------------------------------------------------
Capital transactions --
   Contributions                                    $       4,237,625
   Withdrawals                                                (15,808)
---------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                     $       4,221,817
---------------------------------------------------------------------

NET INCREASE IN NET ASSETS                          $       4,304,859
---------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------
At beginning of period                              $         100,010
---------------------------------------------------------------------
AT END OF PERIOD                                    $       4,404,869
---------------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2002 to April 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  APRIL 30, 2002(1)
-------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                6.05%(2)
   Net investment loss                    (5.13)%(2)
Portfolio Turnover                            1%
Total Return                               7.85%
-------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                       $4,405
-------------------------------------------------------

 (1) For the period from the start of business, March 1, 2002 to April 30, 2002.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Small-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 G Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.

 K Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, March 1, 2002 to April 30, 2002, the advisory fee amounted to $2,901. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC ("Fox"), a majority-owned subsidiary of EVM. BMR pays Fox a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.75% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended April 30, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $3,498,354 and $17,390, respectively, for the period from the start of business, March 1, 2002 to April 30, 2002.

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $3,481,793
    ----------------------------------------------------
    Gross unrealized appreciation             $  141,615
    Gross unrealized depreciation                (44,517)
    ----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   97,098
    ----------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2002.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the period from the start of business, March 1, 2002 to April 30, 2002.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF APRIL 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

Officers
James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees
Jessica M. Bibliowicz
President and Chief Executive Officer
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer
Hellman, Jordan Management Co., Inc.
President Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO

Officers
James B. Hawkes
President and Trustee

Thomas E. Faust
Vice President

George C. Pierides
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees
Jessica M. Bibliowicz
President and Chief Executive Officer
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF TAX-MANAGED SMALL-CAP VALUE PORTFOLIO
BOSTON MANAGEMENT & RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call:1-800-262-1122

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1300-6/02                                                              TMSCVSRC